Vanguard U.S. Momentum Factor ETF

Schedule of Investments (unaudited)
As of August 31, 2019

			Market
			Value
		Shares	($000)
Common Stocks (99.5%)1
Consumer Discretionary (14.9%)
	Starbucks Corp.	2,817	272
	Estee Lauder Cos. Inc. Class A	1,209	239
	Dollar General Corp.	1,327	207
*	Charter Communications Inc. Class A	406	166
	McDonald's Corp.	744	162
	Yum! Brands Inc.	1,319	154
	Comcast Corp. Class A	3,364	149
	Walt Disney Co.	1,049	144
*	O'Reilly Automotive Inc.	330	127
	Costco Wholesale Corp.	381	112
*	Etsy Inc.	1,947	103
*	Fox Factory Holding Corp.	1,423	103
*	Roku Inc.	651	99
*	Trade Desk Inc. Class A	371	91
	Ross Stores Inc.	823	87
*	Carvana Co. Class A	932	76
*	Chipotle Mexican Grill Inc. Class A	79	66
*	Helen of Troy Ltd.	424	65
*	Five Below Inc.	529	65
*	Meritor Inc.	3,662	62
*	Ulta Beauty Inc.	255	61
*	Chegg Inc.	1,528	61
	New York Times Co. Class A	2,048	60
*	MercadoLibre Inc.	95	57
	Columbia Sportswear Co.	595	56
*	Wayfair Inc.	483	54
*	Rent-A-Center Inc.	2,118	54
*	Lululemon Athletica Inc.	282	52
*	Deckers Outdoor Corp.	345	51
*	Planet Fitness Inc. Class A	712	50
	Garmin Ltd.	609	50
*	Boot Barn Holdings Inc.	1,437	49
	Cable One Inc.	37	48
	Nexstar Media Group Inc. Class A	468	46
	MDC Holdings Inc.	1,171	45
*	GCI Liberty Inc. Class A	706	44
*	America's Car-Mart Inc.	495	42
	Dine Brands Global Inc.	596	42
*	Live Nation Entertainment Inc.	580	40
*	Bright Horizons Family Solutions Inc.	244	40
*	Crocs Inc.	1,763	39
	Inter Parfums Inc.	605	39
*	AutoZone Inc.	35	39
*	Funko Inc. Class A	1,542	37
	Pool Corp.	186	37
	Wingstop Inc.	364	37
*	K12 Inc.	1,380	36
	Strategic Education Inc.	209	35
	Sinclair Broadcast Group Inc. Class A	790	35

* Shake Shack Inc. Class A	344	34
* Cardlytics Inc.	907	34
National CineMedia Inc.	4,015	33
* Rosetta Stone Inc.	1,800	33
* ServiceMaster Global Holdings Inc.	575	33
* Altice USA Inc. Class A	957	28
* SeaWorld Entertainment Inc.	934	27
* Liberty Media Corp-Liberty Braves	983	27
* Tempur Sealy International Inc.	345	27
Tractor Supply Co.	253	26
* Revlon Inc. Class A	1,554	26
* Liberty Broadband Corp.	241	25
* Genesco Inc.	709	25
* 1-800-Flowers.com Inc. Class A	1,689	25
* Gray Television Inc.	1,570	24
* Denny's Corp.	999	24
Acushnet Holdings Corp.	897	23
Monro Inc.	294	23
* Career Education Corp.	1,071	22
* Dorman Products Inc.	304	22
EW Scripps Co. Class A	1,723	21
* Lovesac Co.	1,141	20
* LGI Homes Inc.	233	19
* Sleep Number Corp.	446	19
Darden Restaurants Inc.	152	18
* Eldorado Resorts Inc.	473	18
* Universal Electronics Inc.	395	18
* Ollie's Bargain Outlet Holdings Inc.	290	16
* Hibbett Sports Inc.	956	16
Cooper Tire & Rubber Co.	604	14
* GoPro Inc. Class A	3,440	13
Lithia Motors Inc. Class A	69	9
* M/I Homes Inc.	231	8
* Regis Corp.	429	7
Aaron's Inc.	106	7
TEGNA Inc.	436	6
		4,655
Consumer Staples (6.0%)
Procter & Gamble Co.	2,214	266
Kimberly-Clark Corp.	1,244	176
Mondelez International Inc. Class A	2,943	162
Keurig Dr Pepper Inc.	5,857	160
PepsiCo Inc.	673	92
Hershey Co.	523	83
* Pilgrim's Pride Corp.	2,208	69
Tyson Foods Inc. Class A	701	65
Tootsie Roll Industries Inc.	1,607	59
Coca-Cola Consolidated Inc.	154	52
Church & Dwight Co. Inc.	646	52
McCormick & Co. Inc.	316	51
General Mills Inc.	914	49
John B Sanfilippo & Son Inc.	499	46
* Freshpet Inc.	939	46
WD-40 Co.	244	44
Turning Point Brands Inc.	1,179	42
* Simply Good Foods Co.	1,359	40
Coca-Cola European Partners plc	709	40

Core-Mark Holding Co. Inc.	1,225	40
* Boston Beer Co. Inc. Class A	88	39
* Post Holdings Inc.	364	36
* Chefs' Warehouse Inc.	827	32
* TreeHouse Foods Inc.	516	26
* Performance Food Group Co.	461	22
* New Age Beverages Corp.	6,895	21
Casey's General Stores Inc.	115	19
Sanderson Farms Inc.	126	19
* Pyxus International Inc.	1,109	15
		1,863
Energy (2.2%)
* Enphase Energy Inc.	5,349	159
Kinder Morgan Inc.	7,392	150
* Sunrun Inc.	4,812	74
* Vivint Solar Inc.	7,114	57
TerraForm Power Inc. Class A	3,015	51
CVR Energy Inc.	992	39
Warrior Met Coal Inc.	1,622	34
* SunPower Corp. Class A	2,676	33
* Matrix Service Co.	1,457	29
World Fuel Services Corp.	461	18
Arch Coal Inc. Class A	168	13
* Par Pacific Holdings Inc.	511	11
* ProPetro Holding Corp.	943	10
		678
Financial Services (22.0%)
American Tower Corp.	1,550	357
Mastercard Inc. Class A	1,167	328
Crown Castle International Corp.	1,512	219
Welltower Inc.	2,402	215
Prologis Inc.	2,541	212
Progressive Corp.	2,726	207
Erie Indemnity Co. Class A	914	200
Aon plc	940	183
* PayPal Holdings Inc.	1,406	153
Sun Communities Inc.	920	136
Aflac Inc.	2,626	132
Travelers Cos. Inc.	895	132
PS Business Parks Inc.	688	124
Visa Inc. Class A	634	115
* Fiserv Inc.	906	97
Americold Realty Trust	2,597	95
Equity Residential	1,075	91
Apartment Investment & Management Co.	1,701	87
STORE Capital Corp.	2,251	85
Realty Income Corp.	1,133	84
JBG SMITH Properties	2,159	83
* Euronet Worldwide Inc.	506	77
National Retail Properties Inc.	1,353	76
Innovative Industrial Properties Inc.	852	76
VEREIT Inc.	7,752	76
MarketAxess Holdings Inc.	184	73
Safety Insurance Group Inc.	737	71
EVERTEC Inc.	1,906	66
Equinix Inc.	117	65

Cincinnati Financial Corp.	568	64
Equity LifeStyle Properties Inc.	465	63
SBA Communications Corp. Class A	237	62
* Fair Isaac Corp.	175	62
* LendingTree Inc.	199	62
Investors Real Estate Trust	885	61
AMERISAFE Inc.	892	61
CareTrust REIT Inc.	2,473	59
MSCI Inc. Class A	248	58
Medical Properties Trust Inc.	3,066	57
American Campus Communities Inc.	1,202	56
* eHealth Inc.	666	55
NexPoint Residential Trust Inc.	1,132	53
Arthur J Gallagher & Co.	579	53
Morningstar Inc.	323	52
Santander Consumer USA Holdings Inc.	1,985	52
Community Healthcare Trust Inc.	1,202	51
Brown & Brown Inc.	1,366	50
Agree Realty Corp.	669	50
* Paysign Inc.	3,748	50
Hannon Armstrong Sustainable Infrastructure Capital Inc.	1,780	49
WR Berkley Corp.	682	49
Omega Healthcare Investors Inc.	1,171	48
Jernigan Capital Inc.	2,432	47
Independence Realty Trust Inc.	3,276	46
First BanCorp	4,744	45
Hamilton Lane Inc. Class A	672	42
Whitestone REIT	3,279	41
Extra Space Storage Inc.	331	40
Kinsale Capital Group Inc.	410	40
* World Acceptance Corp.	299	40
* Arch Capital Group Ltd.	975	39
Assured Guaranty Ltd.	881	37
* Cannae Holdings Inc.	1,290	36
Radian Group Inc.	1,541	35
RenaissanceRe Holdings Ltd.	190	34
OFG Bancorp	1,660	34
Rexford Industrial Realty Inc.	757	33
TFS Financial Corp.	1,816	32
Goosehead Insurance Inc. Class A	663	31
Lexington Realty Trust	2,877	30
Armada Hoffler Properties Inc.	1,718	30
* PennyMac Financial Services Inc.	950	28
Kemper Corp.	393	28
UDR Inc.	565	27
Braemar Hotels & Resorts Inc.	2,928	27
Capitol Federal Financial Inc.	1,989	27
* Credit Acceptance Corp.	57	26
Argo Group International Holdings Ltd.	384	25
EPR Properties	322	25
EastGroup Properties Inc.	201	25
Getty Realty Corp.	788	25
Terreno Realty Corp.	492	25
Gaming and Leisure Properties Inc.	621	24
Chatham Lodging Trust	1,454	24
QTS Realty Trust Inc. Class A	482	24
RLI Corp.	258	24

Universal Health Realty Income Trust	243	23
Primerica Inc.	197	23
Physicians Realty Trust	1,350	23
HCI Group Inc.	597	23
Mack-Cali Realty Corp.	1,086	22
LPL Financial Holdings Inc.	289	22
* NMI Holdings Inc. Class A	763	22
Ares Management Corp.	730	21
STAG Industrial Inc.	726	21
Healthcare Realty Trust Inc.	635	21
Kimco Realty Corp.	1,143	21
Federated Investors Inc. Class B	650	21
Outfront Media Inc.	750	21
Kite Realty Group Trust	1,431	20
Selective Insurance Group Inc.	243	19
American Express Co.	157	19
SITE Centers Corp.	1,335	19
Brixmor Property Group Inc.	1,003	18
Retail Properties of America Inc.	1,613	18
Spirit Realty Capital Inc.	381	18
MGIC Investment Corp.	1,410	18
Gladstone Commercial Corp.	779	18
City Office REIT Inc.	1,267	17
LTC Properties Inc.	329	16
RPT Realty	1,291	15
* Everi Holdings Inc.	1,694	15
Cohen & Steers Inc.	252	14
Preferred Apartment Communities Inc. Class A	732	10
Global Net Lease Inc.	441	8
* Cardtronics plc Class A	241	7
* I3 Verticals Inc. Class A	293	7
Navient Corp.	486	6
		6,854
Health Care (15.8%)
Abbott Laboratories	2,778	237
Danaher Corp.	1,624	231
Merck & Co. Inc.	1,961	170
* Novocure Ltd.	1,564	142
* Edwards Lifesciences Corp.	555	123
Thermo Fisher Scientific Inc.	399	115
Zoetis Inc.	882	112
* Ra Pharmaceuticals Inc.	4,029	110
* Exact Sciences Corp.	896	107
* Mirati Therapeutics Inc.	1,271	104
* NanoString Technologies Inc.	4,072	104
* DexCom Inc.	576	99
* Horizon Therapeutics plc	3,538	98
* R1 RCM Inc.	8,160	95
Bio-Techne Corp.	464	89
* Molina Healthcare Inc.	669	87
* Arrowhead Pharmaceuticals Inc.	2,501	85
* Glaukos Corp.	1,190	77
* Cara Therapeutics Inc.	3,148	74
* Tandem Diabetes Care Inc.	937	68
* HMS Holdings Corp.	1,842	67
* Insulet Corp.	433	67
* Ionis Pharmaceuticals Inc.	1,046	66

* Codexis Inc.	4,479	63
Dentsply Sirona Inc.	1,192	62
* NeoGenomics Inc.	2,432	61
* Veracyte Inc.	2,269	60
US Physical Therapy Inc.	431	58
* Catalent Inc.	1,035	55
* Veeva Systems Inc. Class A	332	53
* Masimo Corp.	344	53
* ACADIA Pharmaceuticals Inc.	1,898	53
* LHC Group Inc.	424	50
* Blueprint Medicines Corp.	636	49
* Catalyst Pharmaceuticals Inc.	7,866	48
Ensign Group Inc.	965	48
* ArQule Inc.	5,354	48
* Invitae Corp.	1,975	48
* Cardiovascular Systems Inc.	977	47
* Krystal Biotech Inc.	965	43
* Vericel Corp.	2,604	43
* Tricida Inc.	1,231	43
* Apellis Pharmaceuticals Inc.	1,466	43
* CEL-SCI Corp.	5,874	42
* Adverum Biotechnologies Inc.	4,064	42
* Epizyme Inc.	3,183	41
* Omnicell Inc.	559	40
* Eidos Therapeutics Inc.	954	40
* CareDx Inc.	1,740	40
STERIS plc	252	39
* Iovance Biotherapeutics Inc.	1,851	39
Atrion Corp.	50	39
* ZIOPHARM Oncology Inc.	7,621	38
* Zynerba Pharmaceuticals Inc.	3,555	38
* Reata Pharmaceuticals Inc. Class A	487	38
* Quanterix Corp.	1,409	37
* Fate Therapeutics Inc.	2,151	35
* Addus HomeCare Corp.	399	35
* Antares Pharma Inc.	10,737	35
* Voyager Therapeutics Inc.	1,926	34
* ANI Pharmaceuticals Inc.	521	34
* Dermira Inc.	4,185	34
Bruker Corp.	755	33
* Axsome Therapeutics Inc.	1,269	32
* Arena Pharmaceuticals Inc.	604	32
* AtriCure Inc.	1,142	31
* Biohaven Pharmaceutical Holding Co. Ltd.	790	31
* Cytokinetics Inc.	2,201	31
* Lantheus Holdings Inc.	1,329	29
* Charles River Laboratories International Inc.	216	28
* Medpace Holdings Inc.	350	28
* Repligen Corp.	304	28
* Incyte Corp.	334	27
* Homology Medicines Inc.	1,390	26
* Corbus Pharmaceuticals Holdings Inc.	5,054	26
* CorMedix Inc.	3,308	25
* CryoLife Inc.	899	24
* Integer Holdings Corp.	323	23
* IQVIA Holdings Inc.	149	23
* NextGen Healthcare Inc.	1,443	21

* PTC Therapeutics Inc.	410	18
* Fluidigm Corp.	3,218	18
* Natera Inc.	485	16
* Denali Therapeutics Inc.	880	16
National HealthCare Corp.	191	15
* Global Blood Therapeutics Inc.	323	15
* Coherus Biosciences Inc.	628	14
* PDL BioPharma Inc.	5,048	12
* BioLife Solutions Inc.	504	10
* KalVista Pharmaceuticals Inc.	437	7
* Agenus Inc.	2,256	6
* Merit Medical Systems Inc.	154	5
		4,925
Materials & Processing (2.7%)
Air Products & Chemicals Inc.	1,065	241
Ecolab Inc.	1,090	225
Ball Corp.	673	54
Scotts Miracle-Gro Co.	443	47
Lennox International Inc.	148	38
Sonoco Products Co.	638	36
DMC Global Inc.	778	34
Cleveland-Cliffs Inc.	4,244	34
Armstrong World Industries Inc.	332	32
Quaker Chemical Corp.	173	27
Ingersoll-Rand plc	207	25
Innospec Inc.	259	21
Mueller Industries Inc.	550	14
AAON Inc.	272	13
Domtar Corp.	357	12
		853

Producer Durables (9.6%)
Roper Technologies Inc.	474	174
Waste Management Inc.	1,301	155
Norfolk Southern Corp.	876	152
Booz Allen Hamilton Holding Corp. Class A	1,680	127
TransDigm Group Inc.	222	120
HEICO Corp.	712	103
Verisk Analytics Inc. Class A	634	102
* Zebra Technologies Corp.	491	101
Automatic Data Processing Inc.	521	88
* Keysight Technologies Inc.	859	83
Union Pacific Corp.	506	82
CSX Corp.	1,220	82
Woodward Inc.	670	72
Republic Services Inc. Class A	694	62
* CoStar Group Inc.	90	55
* Copart Inc.	733	55
* Teledyne Technologies Inc.	179	55
Honeywell International Inc.	325	54
* Chart Industries Inc.	804	51
* Kratos Defense & Security Solutions Inc.	2,517	50
Cintas Corp.	190	50
* Paylocity Holding Corp.	454	50
Mesa Laboratories Inc.	216	48
* Casella Waste Systems Inc. Class A	1,038	47

* Napco Security Technologies Inc.	1,361	47
* Aerojet Rocketdyne Holdings Inc.	841	44
* Plug Power Inc.	19,717	43
* CryoPort Inc.	1,891	41
Scorpio Tankers Inc.	1,529	40
* FTI Consulting Inc.	365	39
TTEC Holdings Inc.	837	39
* Clean Harbors Inc.	444	33
Exponent Inc.	447	32
Franklin Electric Co. Inc.	689	32
Insperity Inc.	298	30
* Gardner Denver Holdings Inc.	1,019	29
* Great Lakes Dredge & Dock Corp.	2,547	28
Arconic Inc.	1,020	26
Xerox Holdings Corp.	888	26
Argan Inc.	576	24
* TriNet Group Inc.	333	22
* Huron Consulting Group Inc.	362	22
ICF International Inc.	260	22
McGrath RentCorp	343	22
* OSI Systems Inc.	207	22
* Vectrus Inc.	535	22
DHT Holdings Inc.	3,836	22
CSW Industrials Inc.	307	21
Jacobs Engineering Group Inc.	225	20
* Sterling Construction Co. Inc.	1,744	20
Steelcase Inc. Class A	1,163	18
Forward Air Corp.	276	17
Carlisle Cos. Inc.	117	17
* Astronics Corp.	613	17
Moog Inc. Class A	202	16
Badger Meter Inc.	312	16
Alamo Group Inc.	135	15
* American Superconductor Corp.	1,831	14
Triumph Group Inc.	623	13
* Vishay Precision Group Inc.	409	13
Luxfer Holdings plc	795	12
ITT Inc.	216	12
ESCO Technologies Inc.	146	11
* Middleby Corp.	99	11
John Bean Technologies Corp.	97	10
* TopBuild Corp.	88	8
* NV5 Global Inc.	118	7
		3,013
Technology (20.4%)
* ServiceNow Inc.	1,485	389
Intuit Inc.	1,270	366
* Workday Inc. Class A	1,160	206
QUALCOMM Inc.	2,592	202
Microsoft Corp.	1,381	190
Cisco Systems Inc.	2,950	138
* Advanced Micro Devices Inc.	4,130	130
* Rapid7 Inc.	2,313	124
Universal Display Corp.	555	114
* Coupa Software Inc.	820	114
* Okta Inc.	900	114
* Autodesk Inc.	773	110

* Five9 Inc.	1,722	109
* Aspen Technology Inc.	789	105
Broadcom Inc.	342	97
* LivePerson Inc.	2,396	95
* Adobe Inc.	332	94
* Atlassian Corp. plc Class A	651	88
* HubSpot Inc.	434	87
* RingCentral Inc. Class A	602	85
* FormFactor Inc.	4,808	82
* LiveRamp Holdings Inc.	1,863	79
* MongoDB Inc.	506	77
* Cadence Design Systems Inc.	1,121	77
* Avalara Inc.	894	75
* SPS Commerce Inc.	1,484	75
* Lattice Semiconductor Corp.	3,725	73
* Workiva Inc. Class A	1,508	73
* Paycom Software Inc.	290	73
* Twilio Inc. Class A	531	69
* Zscaler Inc.	916	63
* Rogers Corp.	475	63
* IAC/InterActiveCorp	247	63
Xilinx Inc.	588	61
* Alteryx Inc. Class A	429	61
* Ciena Corp.	1,394	57
* Digital Turbine Inc.	7,424	56
* Telaria Inc.	5,578	56
Ubiquiti Inc.	490	54
* MaxLinear Inc.	2,696	53
VMware Inc. Class A	364	51
* Zendesk Inc.	637	51
Motorola Solutions Inc.	281	51
* Fortinet Inc.	642	51
Match Group Inc.	597	51
* Cree Inc.	1,162	50
* PROS Holdings Inc.	694	49
* Avid Technology Inc.	6,463	48
* EPAM Systems Inc.	251	48
* Splunk Inc.	429	48
* Intelligent Systems Corp.	897	47
* PAR Technology Corp.	2,011	46
* Diebold Nixdorf Inc.	4,020	45
* CACI International Inc. Class A	201	45
* Appfolio Inc.	447	44
* VeriSign Inc.	214	44
* Inphi Corp.	704	43
* Fabrinet	843	43
* Mercury Systems Inc.	495	42
PC Connection Inc.	1,191	42
* Smartsheet Inc. Class A	859	42
* Zynga Inc. Class A	7,221	41
* VirnetX Holding Corp.	7,641	40
L3Harris Technologies Inc.	188	40
* Ceridian HCM Holding Inc.	682	39
* Domo Inc.	1,493	37
* Inovalon Holdings Inc. Class A	2,173	37
* ANSYS Inc.	172	36
* Tech Data Corp.	383	36

* Altair Engineering Inc. Class A	1,033	35
* Impinj Inc.	975	35
* Mitek Systems Inc.	3,328	34
* Everbridge Inc.	384	33
* Insight Enterprises Inc.	680	33
* Harmonic Inc.	4,903	32
* Q2 Holdings Inc.	325	29
* Stratasys Ltd.	1,217	29
* Novanta Inc.	384	29
SS&C Technologies Holdings Inc.	610	28
* Pareteum Corp.	13,001	28
* Guidewire Software Inc.	264	25
* Upland Software Inc.	623	24
* Digimarc Corp.	597	24
* Bandwidth Inc. Class A	269	23
* Rubicon Project Inc.	2,225	23
* iRobot Corp.	364	22
* Alarm.com Holdings Inc.	467	22
CDW Corp.	183	21
* Anterix Inc.	540	21
Brooks Automation Inc.	626	21
* Viavi Solutions Inc.	1,428	20
* Zix Corp.	2,685	20
* Blackline Inc.	384	20
* Glu Mobile Inc.	4,403	20
* ForeScout Technologies Inc.	535	19
* Sanmina Corp.	612	18
* Diodes Inc.	474	17
* Inseego Corp.	3,508	16
* Yext Inc.	986	16
Xperi Corp.	838	15
* Tucows Inc. Class A	230	12
* Envestnet Inc.	148	8
* Pluralsight Inc. Class A	480	8
* ShotSpotter Inc.	174	5
		6,369
Utilities (5.9%)
NextEra Energy Inc.	852	187
American Electric Power Co. Inc.	1,679	153
American Water Works Co. Inc.	1,109	141
Ameren Corp.	1,484	115
* T-Mobile US Inc.	1,246	97
Southern Co.	1,586	92
Exelon Corp.	1,883	89
DTE Energy Co.	666	86
Sempra Energy	569	81
American States Water Co.	823	76
* Iridium Communications Inc.	2,972	72
ONE Gas Inc.	709	65
AES Corp.	4,185	64
Black Hills Corp.	725	56
Atmos Energy Corp.	471	52
Spire Inc.	533	45
Eversource Energy	528	42
Pattern Energy Group Inc. Class A	1,282	35
OGE Energy Corp.	694	30
Dominion Energy Inc.	381	30

Chesapeake Utilities Corp.	302	29
Middlesex Water Co.	431	26
* 8x8 Inc.	1,074	26
Entergy Corp.	207	23
FirstEnergy Corp.	439	20
Portland General Electric Co.	350	20
* Gogo Inc.	4,539	18
Otter Tail Corp.	340	17
Shenandoah Telecommunications Co.	459	14
New Jersey Resources Corp.	308	14
* United States Cellular Corp.	378	14
		1,829

Total Common Stocks (Cost $26,300)			31,039
	Coupon
Temporary Cash Investment (0.4%)1
Money Market Fund (0.4%)
2 Vanguard Market Liquidity Fund (Cost $119)	2.249%	1,188	119
Total Investments (99.9%) (Cost $26,419)			31,158
Other Asset and Liabilities-Net (0.1%)3			24
Net Assets (100%)			31,182
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 0.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Cash of $4,000 has been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts

($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
Micro E-mini S&P 500 Index	September 2019	7	102	2

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of

U.S. Momentum Factor ETF

trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At August 31, 2019, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.